Contract Assets - Schedule of Contract Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Contract assets arising from:
Total contract assets	$ 17,587,723	$ 11,825,444	$ 16,024,969	$ 11,140,109
Internet leads generation and marketing service income [Member]
Contract assets arising from:
Total contract assets		11,815,345	15,997,795	11,082,660
Marketing and events income [Member]
Contract assets arising from:
Total contract assets		$ 10,099	$ 27,174	$ 57,449